Exhibit 99.1

Deloitte & Touche LLP Suite 400 Harborside Plaza 10 Jersey City, NJ 07311 USA Tel: +1 212 937 8200 Fax: +1 212 937 8298 www.deloitte.com
November 9, 2016

ReadyCap Commercial, LLC
1320 Greenway Drive, Suite 560
Irving, Texas 75038

Independent Accountants’ Report
on Applying Agreed-Upon Procedures

Ladies and Gentlemen:

We have performed the procedures described below, which were agreed to by ReadyCap Commercial, LLC (the “Company”) and Deutsche Bank Securities Inc., J.P. Morgan Securities LLC and Performance Trust Capital Partners, LLC (together with the Company, the “Specified Parties”), related to the Specified Parties’ evaluation of certain information with respect to a portfolio of commercial mortgage loans in conjunction with the proposed offering of Ready Capital Mortgage Trust 2016-3, Commercial Mortgage Pass-Through Certificates.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants.  The sufficiency of these procedures is solely the responsibility of the Specified Parties of this report.  Consequently, we make no representations regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Procedures and Findings

On November 9, 2016, representatives of the Company provided us with a computer-generated commercial mortgage loan data file and related record layout (the “Data File”) containing data, as represented to us by the Company, as of the close of business November 1, 2016 (the “Cut-off Date”), with respect to 61 commercial mortgage loans (the “Mortgage Loans”) that are secured by 63 mortgaged properties (the “Mortgaged Properties”).

Representatives of the Company provided us with certain loan and property documentation (the “Source Documents” as listed in the attached Appendix) related to the Mortgage Loans and their respective Mortgaged Properties.

We were not requested to perform, and we did not perform, any procedures with respect to the preparation or verification of any of the information set forth on the Source Documents and we make no representations concerning the accuracy or completeness of any of the information contained therein.  In certain instances, our comparisons and recomputations were made using data imaged facsimiles or photocopies of the Source Documents.  In addition, we make no representations as to whether the Source Documents are comprehensive and valid instruments and reflect the current prevailing terms with respect to the corresponding Mortgage Loans or Mortgaged Properties.

Member of Deloitte Touche Tohmatsu Limited

At your request, for each of the Mortgage Loans and their related Mortgaged Properties set forth on the Data File, we compared certain characteristics set forth on the Data File (the “Characteristics” as listed in the Appendix) to the corresponding information set forth on or derived from the corresponding Source Documents and found them to be in agreement.

******
We make no representations as to the (i) actual characteristics or existence of the underlying documents or data comprising the Mortgage Loans or Mortgaged Properties underlying the Data File or the conformity of their characteristics with those assumed for purposes of the procedures described herein, (ii) existence or ownership of the Mortgage Loans or Mortgaged Properties or (iii) reasonableness of any of the aforementioned assumptions, information or methodologies.

It should be understood that we make no representations as to questions of legal interpretation or as to the sufficiency for your purposes of the procedures enumerated in the preceding paragraphs. Also, such procedures would not necessarily reveal any material misstatement of the information referred to above.  The information provided to us, including the information set forth in the Data File, is the responsibility of the Company.

We were not engaged to conduct, and did not conduct, an (i) audit conducted in accordance with generally accepted auditing standards or (ii) examination or a review conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants, the objective of which would be the expression of an opinion or limited assurance on the accompanying information.  Accordingly, we do not express such an opinion, limited assurance, or any other form of assurance, including reasonable assurance.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.  We have no responsibility to update this report for events or circumstances occurring after the date of this report.

None of the engagement, procedures or report was intended to address, nor did they address, the (i) conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such assets or (iii) compliance of the originator of the assets with federal, state, and local laws and regulations.

None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

This report is intended solely for the information and use of the Specified Parties identified above and is not intended to be and should not be used by anyone other than these Specified Parties.

Yours truly,

/s/ Deloitte & Touche LLP

Appendix

Source Documents

For purposes of performing the agreed-upon procedures described herein and at your request, we relied upon the following source documents, as provided to us by representatives of the Company, with respect to each of the Mortgage Loans and the related Mortgaged Properties (the “Source Documents”).

A draft of a loan participation agreement, for each applicable Mortgage Loan, provided by the Company on November 3, 2016 (collectively, the “Loan Participation Agreement”);

Loan agreement, promissory notes, consolidated, amended and restated promissory notes, modification agreements, indentures,  purchase and sale agreements, mortgage, deed of trusts, reserve agreements and loan extension agreement (collectively, the “Loan Agreement”);

Subordinate loan agreement, subordinate promissory note, promissory note splitter or b-note, (collectively, “Subordinate Loan Document”);

Master lease agreement and ground lease agreement, if applicable (collectively, “Lease Agreements”);

The closing statement (the “Closing Statement”);

The most recent real estate property appraisal report available or, if not available, the real estate property appraisal report at origination (the “Most Recent Appraisal Report”);

Metropolitan statistical area bulletin posted on the White House website - www.whitehouse.gov/sites/default/files/omb/bulletins/2013/b13-01.pdf (the “MSA Bulletin”);

Underwritten rent rolls, borrower rent rolls, tenant leases lease abstracts, lease summaries or lease estoppels (collectively, the “Rent Roll”);

The title policies or pro-forma title policies (collectively, the “Title Policy”);

The environmental database report (the “Environmental Database Report”);

The property engineering reports (collectively, the “Engineering Report”);

The phase I environmental reports (collectively, the “Phase I Report”);

The phase II environmental reports (collectively, the “Phase II Report”);

The seismic reports (collectively, the “Seismic Report”);

The property management agreements (the “Property Management Agreement”);

The cash management agreement and lockbox agreement (collectively, the “Cash Management Agreement”);

An electronic data file with respect to most recent underwritten financial summaries and operating statements (the “Underwritten Operating Statement File”); and

An electronic data file with respect to certain servicer information (the “Servicer File”).

Number	Characteristic on Data File	Source Document
1	Mortgage Asset Number	Informational purposes only
2	Sequence Number	Informational purposes only
3	Property Name	Informational purposes only
4	Loan Type	Loan Agreement
5	Gross Loan Interest Rate	Loan Agreement
6	Initial Loan Funding	Servicer File
7	Full Loan Funding	Loan Agreement
8	Total Original Reserves / Earnout	Calculation - see procedures below
9	Total Funded Current Reserves at Servicer	Calculation - see procedures below
10	Cut-off Date Whole Loan Balance	Servicer File
11	Cut-off Date Whole Loan & Senior Participation Balance	Calculation - see procedures below
12	Senior Participation ($) (if applicable)	Calculation - see procedures below
13	Senior Participation % (if applicable)	Loan Participation Agreement
14	Cut-off Date Junior Participation Balance Incl Future Funding	Calculation - see procedures below
15	Senior Participation Rate	Loan Participation Agreement
16	Cut-off Date Balance Per SF	Calculation - see procedures below
17	% Of Initial Pool Balance	Calculation - see procedures below
18	Maturity Balance	Calculation - see procedures below
19	Total Remaining Reserves / Earnout Funded with Servicer	Servicer File
20	Earnout	Loan Agreement
21	Upfront Capital Expenditure Reserve	Loan Agreement
22	Current Balance Capital Expenditure Reserve	Servicer File
23	Current Monthly Capital Expenditure Reserve	Loan Agreement
24	Capital Expenditure Reserve Cap	Loan Agreement
25	Upfront TI/LC Reserve	Loan Agreement
26	Current Balance TI/LC Reserve	Servicer File
27	Current Monthly TI/LC Reserve	Loan Agreement
28	TI/LC Reserve Cap	Loan Agreement
29	Upfront Debt Service Reserve	Loan Agreement
30	Current Balance Debt Service Reserve	Servicer File
31	Current Monthly Debt Service Reserve	Loan Agreement
32	Other Reserve Type 1	Loan Agreement
33	Upfront Other Reserve 1	Loan Agreement
34	Current Balance Other Reserve 1	Servicer File
35	Current Monthly Other Reserve 1	Loan Agreement
36	Other Reserve Type 1 Cap	Loan Agreement
37	Other Reserve Type 2	Loan Agreement

Number	Characteristic on Data File	Source Document
38	Upfront Other Reserve 2	Loan Agreement
39	Current Balance Other Reserve 2	Servicer File
40	Current Monthly Other Reserve 2	Loan Agreement
41	Other Reserve Type 2 Cap	Loan Agreement
42	General Property Type	Most Recent Appraisal Report
43	Property Subtype	Most Recent Appraisal Report
44	Property Street	Most Recent Appraisal Report
45	Property City	Most Recent Appraisal Report
46	Sub-Market	Most Recent Appraisal Report
47	Property County	Most Recent Appraisal Report
48	Property State	Most Recent Appraisal Report
49	Property Zip	Most Recent Appraisal Report
50	MSA	Most Recent Appraisal Report
51	MSA Rank	MSA Bulletin
52	Borrower Entity	Loan Agreement
53	Related Borrower Within Pool	Loan Agreement
54	Total Related % Within Pool	Calculation - see procedures below
55	SPE	Loan Agreement
56	Carve-out Guarantor Flag	Loan Agreement
57	Recourse Flag	Loan Agreement
58	% Recourse	Loan Agreement
59	SF	Most Recent Appraisal Report
60	# of Units	Most Recent Appraisal Report
61	If Multifamily - Unit Breakdown*	Most Recent Appraisal Report
62	If Multifamily, % Section 8*	Calculation - see procedures below
63	Year Built	Most Recent Appraisal Report
64	Most Recent Year Renovated	Most Recent Appraisal Report
65	Most Recent Vacancy %	Calculation - see procedures below
66	Most Recent Physical Occupancy %	Rent Roll
67	Physical Occupancy % As-of-Date	Rent Roll
68	Origination Date	Closing Statement
69	First Payment Date	Loan Agreement
70	Last IO Payment Date (if applicable)	Loan Agreement
71	First P&I Payment Date (if applicable)	Loan Agreement
72	Grace Period Days	Loan Agreement
73	Grace Period Late Fee	Loan Agreement
74	Maturity Date	Loan Agreement
75	# Extension Options	Loan Agreement
76	# Months Per Extension	Loan Agreement

Number	Characteristic on Data File	Source Document
77	Fully Extended Maturity Date	Loan Agreement
78	Loan Seasoning (months)	Calculation - see procedures below
79	Original Loan Term (months)	Loan Agreement
80	Extended Loan Term (months)	Loan Agreement
81	Remaining Loan Term (months)	Calculation - see procedures below
82	Original IO Periods (months) (if applicable)	Loan Agreement
83	Remaining IO Periods (months) (if applicable)	Calculation - see procedures below
84	Original Amortization Term (months)	Loan Agreement
85	Remaining Amortization Term (months)	Calculation - see procedures below
86	Next Due Date	Servicer File
87	Interest Type (e.g. fixed, variable, etc.)	Loan Agreement
88	Interest Accrual Method	Loan Agreement
89	Prepayment Penalty	Loan Agreement
90	Prepayment Penalty Expiration Date	Loan Agreement
91	Master Leases (Y/N)	Lease Agreement
92	Single Tenant	Rent Roll
93	Owner Occupied %	Rent Roll
94	Government Tenant	Rent Roll
95	Largest Tenant Name	Rent Roll
96	Largest Tenant Lease Expiration	Rent Roll
97	Largest Tenant SF	Rent Roll
98	Largest Tenant % of NRSF	Calculation - see procedures below
99	Second Largest Tenant Name	Rent Roll
100	Second Largest Tenant Lease Expiration	Rent Roll
101	Second Largest Tenant SF	Rent Roll
102	Second Largest Tenant % of NRSF	Calculation - see procedures below
103	Third Largest Tenant Name	Rent Roll
104	Third Largest Tenant Lease Expiration	Rent Roll
105	Third Largest Tenant SF	Rent Roll
106	Third Largest Tenant % of NRSF	Calculation - see procedures below
107	Fourth Largest Tenant Name	Rent Roll
108	Fourth Largest Tenant Lease Expiration	Rent Roll
109	Fourth Largest Tenant SF	Rent Roll
110	Fourth Largest Tenant % of NRSF	Calculation - see procedures below
111	Fifth Largest Tenant Name	Rent Roll
112	Fifth Largest Tenant Lease Expiration	Rent Roll
113	Fifth Largest Tenant SF	Rent Roll
114	Fifth Largest Tenant % of NRSF	Calculation - see procedures below
115	Environmental Phase I Report Date	Phase I Report

Number	Characteristic on Data File	Source Document
116	Environmental Phase II (Y/N)	Phase II Report
117	Engineering Report Date	Engineering Report
118	Earthquake Insurance Required (Y/N)	Phase I Report or Environmental Database Report
119	Seismic Report Date	Seismic Report
120	PML (%)	Seismic Report
121	Appraised Value AsIs – Loan Level	Most Recent Appraisal Report
122	Appraisal As-of-Date AsIs	Most Recent Appraisal Report
123	Cut-Off Date LTV AsIs	Calculation - see procedures below
124	Cut-Off Date All-In LTV AsIs	Calculation - see procedures below
125	Maturity Date LTV	Calculation - see procedures below
126	Third Most Recent Potential Gross Income	Underwritten Operating Statement File
127	Third Most Recent Vacancy & Collection Loss	Underwritten Operating Statement File
128	Third Most Recent Effective Gross Income	Underwritten Operating Statement File
129	Third Most Recent Operating Expenses	Underwritten Operating Statement File
130	Third Most Recent NOI	Underwritten Operating Statement File
131	Third Most Recent Capital Expenses	Underwritten Operating Statement File
132	Third Most Recent NCF	Underwritten Operating Statement File
133	Third Most Recent Date	Underwritten Operating Statement File
134	Second Most Recent Potential Gross Income	Underwritten Operating Statement File
135	Second Most Recent Vacancy & Collection Loss	Underwritten Operating Statement File
136	Second Most Recent Effective Gross Income	Underwritten Operating Statement File
137	Second Most Recent Operating Expenses	Underwritten Operating Statement File
138	Second Most Recent NOI	Underwritten Operating Statement File
139	Second Most Recent Capital Expenses	Underwritten Operating Statement File
140	Second Most Recent NCF	Underwritten Operating Statement File
141	Second Most Recent Date	Underwritten Operating Statement File
142	UW Effective Gross Income	Underwritten Operating Statement File
143	UW Vacancy & Collection AsIs	Underwritten Operating Statement File
144	UW Operating Expenses	Underwritten Operating Statement File
145	UW NOI	Underwritten Operating Statement File
146	UW Capital Expenses	Underwritten Operating Statement File
147	UW NCF	Underwritten Operating Statement File
148	UW NCF Debt Yield	Calculation - see procedures below
149	UW NCF Amortizing DSCR	Calculation - see procedures below
150	UW NOI Amortizing DSCR	Calculation - see procedures below
151	UW NOI Debt Yield	Calculation - see procedures below
152	UW Date	Underwritten Operating Statement File
153	Most Recent Potential Gross Income	Underwritten Operating Statement File
154	Most Recent Vacancy & Collection Loss	Underwritten Operating Statement File

Number	Characteristic on Data File	Source Document
155	Most Recent Effective Gross Income	Underwritten Operating Statement File
156	Most Recent Operating Expenses	Underwritten Operating Statement File
157	Most Recent NOI	Underwritten Operating Statement File
158	Most Recent Capital Expenses	Underwritten Operating Statement File
159	Most Recent NCF	Underwritten Operating Statement File
160	Most Recent NOI DY	Calculation - see procedures below
161	Most Recent Amortizing NOI DSCR (if applicable)	Calculation - see procedures below
162	Most Recent IO NOI DSCR (if applicable)	Calculation - see procedures below
163	Most Recent Date	Underwritten Operating Statement File
164	Ownership Interest	Title Policy
165	Loan Purpose	Closing Statement
166	Purchase Price	Closing Statement
167	Lockbox (Y/N)	Loan Agreement or Cash Management Agreement
168	Lockbox Type	Loan Agreement or Cash Management Agreement
169	Annual IO Debt Service (if applicable)	Calculation - see procedures below
170	Annual IO Debt Service Incl Pari Passu (if applicable)	Calculation - see procedures below
171	Annual Amortizing Debt Service (if applicable)	Calculation - see procedures below
172	Annual Amortizing Debt Service Incl Pari Passu (if applicable)	Calculation - see procedures below
173	Upfront Insurance Escrow	Loan Agreement or Servicer File
174	Current Insurance Escrow	Servicer File
175	Monthly Insurance Escrow	Servicer File
176	Upfront Tax Escrow	Loan Agreement or Servicer File
177	Current Tax Escrow	Servicer File
178	Monthly Tax Escrow	Servicer File
179	Cross Collateralized (Y/N)	Loan Agreement or Subordinate Loan Document
180	Cross Defaulted	Loan Agreement or Subordinate Loan Document
181	Ground Lease (Y/N)	Lease Agreement
182	Ground Lease Expiration	Lease Agreement
183	Annual Ground Rent Payment	Lease Agreement
184	Annual Ground Rent Increases	Lease Agreement
185	Mortgage Loan Seller	Loan Agreement
186	Loan Status	Servicer File
187	Servicing As of Date	Servicer File
188	Property Management	Property Management Agreement

*For Mortgaged Properties with a General Property Type of “multifamily” (as set forth on the Most Recent Appraisal Report) only.

Calculation Procedures

With respect to Characteristic 8, we recomputed the Total Original Reserves/ Earnout by the sum of the (i) Earnout, (ii) Upfront Capital Expenditure Reserve, (iii) Upfront TI/LC Reserve, (iv) Upfront Debt Service Reserve, (v) Upfront Other Reserve 1 and (vi) Upfront Other Reserve 2.

With respect to Characteristic 9, we recomputed the Total Funded Current Reserves at Servicer as the difference between (i) the Total Remaining Reserves / Earnout Funded with Servicer and (ii) the sum of the (a) Current Balance Capital Expenditure Reserve, (b) Current Balance TI/LC Reserve, (c) Current Balance Debt Service Reserve, (d) Current Balance Other Reserve 1 and (e) Current Balance Other Reserve 2.

With respect to Characteristic 11, for Mortgage Loans with (i) a Senior Participation % indicated on the Loan Participation Agreement, we recomputed the Cut-off Date Whole Loan & Senior Participation Balance by multiplying the (a) Senior Participation % by (b) Cut-off Date Whole Loan Balance and (ii) no Senior Participation % indicated of the Loan Participation Agreement, we observed that the Cut-off Date Whole Loan & Senior Participation Balance (as set forth on the Data File) was equal to the Cut-off Date Whole Loan Balance.

With respect to Characteristic 12, for Mortgage Loans with a Senior Participation (%) indicated on the Loan Participation Agreement, we recomputed the Senior Participation ($) by multiplying the (a) Senior Participation % by (b) Cut-off Date Whole Loan Balance.

With respect to Characteristic 14, we recomputed the Cut-off Date Junior Participation Balance Incl Future Funding for Mortgage Loans (i) with a Senior Participation % indicated of the Loan Participation Agreement, as the sum of (a) the Total Remaining Reserves / Earnout Funded with Servicer and (b) the difference between the (x) Cut-off Date Whole Loan Balance and (y) Senior Participation ($) and (ii) no Senior Participation % indicated of the Loan Participation Agreement, we observed that the Cut-off Date Junior Participation Balance Incl Future Funding for Mortgage Loans (as set forth on the Data File) was equal to the Total Remaining Reserves / Earnout Funded with Servicer.

With respect to Characteristic 16, we recomputed the Cut-Off Date Balance Per SF as the quotient of the (i) Cut-off Date Whole Loan & Senior Participation Balance and (ii) SF.

With respect to Characteristic 17, we recomputed the % Of Initial Pool Balance as the quotient of the (i) Cut-off Date Whole Loan & Senior Participation Balance for the respective Mortgage Loan and (ii) the sum of the Cut-off Date Whole Loan & Senior Participation Balance for all Mortgage Loans.

With respect to Characteristic 18, we recomputed the Maturity Balance, assuming, at your request, no prepayments of principal, using the First Payment Date, Interest Accrual Method, Gross Interest Rate, Original IO Periods (months) (if applicable), Maturity Date, Annual Amortizing Debt Service (if applicable), Annual IO Debt Service (if applicable) and Initial Loan Funding.

With respect to Characteristic 54, we recomputed the Total Related % Within Pool as the quotient of (i) the sum of the Cut-off Date Whole Loan & Senior Participation Balance for the Mortgage Loans with the same Related Borrower Within Pool as the respective Mortgage Loan and (ii) the sum of the Cut-off Date Whole Loan & Senior Participation Balance for all Mortgage Loans.

With respect to Characteristic 62, we recomputed the If Multifamily, % Section 8 as the quotient of the (i) aggregate number of units indicated as “Section 8” on the Rent Roll and (ii) # of Units.

With respect to Characteristic 65, we recomputed the Most Recent Vacancy % as the difference between (i) 100% and (ii) the Most Recent Physical Occupancy %.

With respect to Characteristic 78, we recomputed the Loan Seasoning (months) by determining the number of payment dates from and inclusive of the First Payment Date to and exclusive of the Next Due Date.

With respect to Characteristic 81, we recomputed the Remaining Loan Term (months) as the difference between the Original Loan Term (months) and the Loan Seasoning (months).

With respect to Characteristic 83, we recomputed the Remaining IO Periods (months) as the difference between the Original IO Period (months) and the Loan Seasoning (months).

With respect to Characteristic 85, we recomputed the Remaining Amortization Term (months) as the difference between the Original Amortization Term (months) and the Loan Seasoning (months).  With respect to those Mortgage Loans with an Original IO Period (months) greater than zero, for purposes of the procedure indicated herein, the Loan Seasoning (months) is reduced by (but to a result not less than zero) the Original IO Period (months).

With respect to Characteristic 98, we recomputed the Largest Tenant % of NRSF as the quotient of the (i) Largest Tenant SF and (ii) SF.

With respect to Characteristic 102, we recomputed the Second Largest Tenant % of NRSF as the quotient of the (i) Second Largest Tenant SF and (ii) SF.

With respect to Characteristic 106, we recomputed the Third Largest Tenant % of NRSF as the quotient of the (i) Third Largest Tenant SF and (ii) SF.

With respect to Characteristic 110, we recomputed the Fourth Largest Tenant % of NRSF as the quotient of the (i) Fourth Largest Tenant SF and (ii) SF.

With respect to Characteristic 114, we recomputed the Fifth Largest Tenant % of NRSF as the quotient of the (i) Fifth Largest Tenant SF and (ii) SF.

With respect to Characteristic 123, we recomputed the Cut-off Date LTV AsIs as the quotient of the (i) Cut-off Date Whole Loan & Senior Participation Balance and (ii) Appraised Value AsIs - Loan Level.

With respect to Characteristic 124, we recomputed the Cut-off Date All-In LTV AsIs as the quotient of  (i) the sum of the (a) Cut-off Date Whole Loan & Senior Participation Balance and (b) Total Remaining Reserves / Earnout Funded with Servicer and (ii) Appraised Value AsIs - Loan Level.

With respect to Characteristic 125, we recomputed the Maturity Date LTV AsIs as the quotient of the (i) Maturity Balance and (ii) Appraised Value AsIs - Loan Level.

With respect to Characteristic 148, we recomputed the UW NCF Debt Yield as the quotient of the (i) UW NCF and (ii) Cut-off Date Whole Loan & Senior Participation Balance.

With respect to Characteristic 149, we recomputed the UW NCF Amortizing DSCR as the quotient of (i) the UW NCF and (ii) either the (a) Annual Amortizing Debt Service Incl Pari Passu, for Mortgage Loans with an Original IO Period (months) of zero or (b) Annual IO Debt Service Incl Pari Passu, for Mortgage Loans with an Original IO Period (months) greater than zero.

With respect to Characteristic 150, we recomputed the UW NOI Amortizing DSCR as the quotient of the (i) UW NOI and (ii) either the (a) Annual Amortizing Debt Service Incl Pari Passu, for Mortgage Loans with an Original IO Period (months) of zero or (b) Annual IO Debt Service Incl Pari Passu, for Mortgage Loans with an Original IO Period (months) greater than zero.

With respect to Characteristic 151, we recomputed the UW NOI Debt Yield as the quotient of the (i) UW NOI and (ii) Cut-off Date Whole Loan & Senior Participation Balance.

With respect to Characteristic 160, we recomputed the Most Recent NOI DY by dividing the (i) Most Recent NOI and (ii) Cut-off Date Whole Loan & Senior Participation Balance.

With respect to Characteristic 161, we recomputed the Most Recent Amortizing NOI DSCR, for those Mortgage Loans that are “fully amortizing” (as derived from the Loan Agreement), as the quotient of the (i) Most Recent NOI and (ii) Annual Amortizing Debt Service.

With respect to Characteristic 162, we recomputed the Most Recent IO NOI DSCR, for those Mortgage Loans that are “full interest only” or “partial interest only” (as derived from the Loan Agreement), as the quotient of the (i) Most Recent NOI and (ii) Annual IO Debt Service Incl Pari Passu.

With respect to Characteristic 169, we recomputed the Annual IO Debt Service, for those Mortgage Loans that are “full interest only” or “partial interest only” (as derived from the Loan Agreement),  using the Initial Loan Funding, Interest Accrual Method and Gross Interest Rate.

With respect to Characteristic 170, we recomputed the Annual IO Debt Service Incl Pari Passu, for those Mortgage Loans that are “full interest only” or “partial interest only” (as derived from the Loan Agreement), using the Full Loan Funding and Interest Accrual Method and Gross Interest Rate.

With respect to Characteristic 171, we recomputed the Annual Amortizing Debt Service, for those Mortgage Loans that are “fully amortizing” (as derived from the Loan Agreement), using the Initial Loan Funding, Interest Accrual Method, Gross Interest Rate and Original Amortization Term (months).

With respect to Characteristic 172, we recomputed the Annual Amortizing Debt Service Incl Pari Passu, for those Mortgage Loans that are “fully amortizing” (as derived from the Loan Agreement), using the Full Loan Funding, Interest Accrual Method, Gross Interest Rate and Original Amortization Term (months).